Financial Instruments (Schedule of Group's Interest-Bearing Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 355	₪ 679
Financial liabilities	(3,865)	(3,440)
Financial assets liabilities	(3,510)	(2,761)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 1,179	₪ 221